Annual Operating Expenses {- Fidelity® Growth & Income Portfolio} - 07.31 Fidelity Growth & Income Portfolio K PRO-08 - Fidelity® Growth & Income Portfolio - Fidelity® Growth & Income Portfolio Class K
Sep. 29, 2022
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.49%